GENERAL - Narrative (Details) $ in Thousands			12 Months Ended
	Jun. 17, 2021 USD ($)	Aug. 18, 2020 USD ($)	Dec. 31, 2021 USD ($) market	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of main markets | market			2
Goodwill			$ 1,606,756	$ 1,503,252	$ 1,378,418
Acquisition costs			1,761	1,720	720
ContactEngine
Business Acquisition [Line Items]
Consideration transferred in acquisition	$ 94,897
Goodwill	69,593
ContactEngine | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 20,558
Estimated useful life	5 years
ContactEngine | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 3,279
Estimated useful life	6 years
ContactEngine | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination	$ 5,493
Estimated useful life	2 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition			59,317	50,686
Intangible assets acquired in a business combination			20,036	22,968
Goodwill			$ 38,590	$ 54,869	14,480
Percent of share capital acquired			70.10%	50.10%
Fair value of non-controlling interests				$ 24,985
Business combination and asset acquisition consideration transferred					26,671
Intangible assets identified					$ 15,683
Guardian Analytics, Inc.
Business Acquisition [Line Items]
Consideration transferred in acquisition		$ 113,921
Goodwill		65,888
Guardian Analytics, Inc. | Core Technology
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 38,341
Estimated useful life		6 years
Guardian Analytics, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 6,659
Estimated useful life		8 years
Guardian Analytics, Inc. | Customer backlog
Business Acquisition [Line Items]
Intangible assets acquired in a business combination		$ 1,028
Estimated useful life		2 years